TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of of detailed information about movement in direct and assumed insurance claim reserves (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	S/ 9,950,233
Ending balance	11,675,076	S/ 9,950,233
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	8,457,046
Ending balance	10,072,788	8,457,046
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,241,717
Ending balance	1,286,293	1,241,717
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	251,470
Ending balance	315,995	251,470
Direct and assumed claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,576,228	1,366,670
Gross claims	1,991,154	1,852,793
Payments	(1,601,268)	(1,654,407)
Exchange difference	84,360	11,172
Ending balance	2,050,474	1,576,228
Direct and assumed claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	908,362	732,868
Gross claims	1,383,344	1,001,671
Payments	(1,012,012)	(822,644)
Exchange difference	8,362	(3,533)
Ending balance	1,288,056	908,362
Direct and assumed claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	590,588	562,430
Gross claims	326,183	524,142
Payments	(363,374)	(510,678)
Exchange difference	75,933	14,694
Ending balance	629,330	590,588
Direct and assumed claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	77,278	71,372
Gross claims	281,627	326,980
Payments	(225,882)	(321,085)
Exchange difference	65	11
Ending balance	S/ 133,088	S/ 77,278